Summary of Shares Outstanding Under Share Based Incentive Plans (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares Stock_Unit $ / shares	Dec. 31, 2017 USD ($) shares Stock_Unit $ / shares	Dec. 31, 2016 $ / shares
Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	195,743
Redeemed	(102,570)
Ending balance	93,173	195,743
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance | Stock_Unit	2,796,858	3,129,039
Granted | Stock_Unit	2,918,912	1,343,669
Redeemed | Stock_Unit	(1,404,284)	(1,404,271)
Forfeited | Stock_Unit	255,572	(271,579)
Ending balance | Stock_Unit	4,055,914	2,796,858
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance | Stock_Unit	5,726,259	6,493,798
Granted | Stock_Unit	1,292,550	828,400
Redeemed | Stock_Unit	(2,137,163)	(1,325,692)
Forfeited | Stock_Unit	338,656	(270,247)
Ending balance | Stock_Unit	4,542,990	5,726,259
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance | Stock_Unit	136,169	253,376
Forfeited | Stock_Unit	(136,169)	(117,207)
Ending balance	0	136,169
Weighted Average Exercise Price, Beginning balance | $	$ 15.22	$ 15.47
Weighted Average Exercise Price, Forfeited | $		15.75
Weighted Average Exercise Price, Ending balance | $		$ 15.22
Exercisable, Beginning balance	136,169	253,376
Exercisable, Ending balance		136,169
Share Appreciation Rights [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price | $ / shares		$ 15.22	$ 15.22
Range of Exercise Price, Forfeited | $ / shares	$ 15.22	15.22
Share Appreciation Rights [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price | $ / shares		15.22	$ 15.79
Range of Exercise Price, Forfeited | $ / shares	$ 15.22	$ 17.38
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	953,277	621,821
Granted	474,766	331,456
Redeemed	(374,408)
Ending balance	1,053,635	953,277
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,159,000
Granted	2,082,800	1,159,000
Forfeited	(50,733)
Ending balance	3,191,067	1,159,000
Weighted Average Exercise Price, Beginning balance | $	$ 6.00
Weighted Average Exercise Price, Forfeited | $	6.12
Weighted Average Exercise Price, Ending balance | $	6.14	$ 6.00
Weighted Fair Value, Granted | $	$ 6.22	$ 6.00